DERIVATIVES AND HEDGING	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVES AND HEDGING

NOTE 6:-     DERIVATIVES AND HEDGING

The Company uses derivative instruments primarily to manage exposures to foreign currency exchange rate and to reduce the volatility of earnings and cash flows associated with changes in foreign currency exchange rates.

The fair values of derivative instruments and the line items to which they were recorded are summarized as follows:

	Balance sheet line item	December 31,
		2021	2020
Derivatives designated as hedging instruments:

Foreign exchange contracts	Prepaid expenses and other current assets	$705	$-
		705	-
Derivatives not designated as hedging instruments:

Foreign exchange contracts	Prepaid expenses and other current assets	(49)	-
		(49)	-

Total		$656	$-

The effect of derivative instruments on cash flow hedging, as well as the effect of instruments not designated as hedge  and the relationship between income and other comprehensive income for the years ended December 31, 2021 and December 31, 2020, are summarized below:

	Gain (Loss) Recognized in Other Comprehensive Income on Effective- Portion of Derivative, net		Realized Gain on Derivative Reclassified from Accumulated Other Comprehensive Income (*)		Amount Excluded from Effectiveness Testing Recognized in Income(**)
	Year ended December 31		Year ended December 31		Year ended December 31
	2021	2020	2021	2020	2021	2020
Derivatives designated as hedging instruments:

Foreign exchange contracts	$953	$-	$(359)	$-	$-	$-
	953	-	(359)	-	-	-
Derivatives not designated as hedging instruments:

Foreign exchange contracts	-	-	-	-	(49)	-
	-	-	-	-	(49)	-

Total	$953	$-	$(359)	$-	$(49)	$-

(*) Classified in operating expenses in the Consolidated Statement of Operations.

(**) Includes derivatives not designated as accounting hedge. Classified in financial expense (income), net in the Consolidated Statement of Operations.

The notional amounts of the outstanding derivatives are summarized as follows:

	As of December 31,
	2021	2020
Derivatives designated as hedging instruments:
Foreign exchange contracts:
NIS	$36,013	$-

Derivatives not designated as hedging instruments:
Foreign exchange contracts:
GBP	4,054	-
Euro	2,830	-
AUD	581	-
	7,465	-

Total	$43,478	$-